Transfer of Financial Assets - Schedule of Transfer of Financial Assets Not Qualifying for Derecognition (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Securities lending, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		€ 2,542	€ 2,962
Sale and repurchase, equity [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial liabilities at fair value through profit or loss	[1]	1,619	2,373
Sale and repurchase, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		1,682	2,396
Sale and repurchase, debt [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial liabilities at fair value through profit or loss	[1]	3,805	2,225
Sale and repurchase, debt [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		9,538	7,134	[2]
Sale and repurchase, debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		6	325
Sale and repurchase, debt [member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		734	910
Securities lending, debt [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		1,974	1,170
Securities lending, debt [Member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		193	168
Securities lending, debt [Member] | Securities at amortised cost [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		€ 195	€ 142

[1]	The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.
[2]	The prior period amount has been updated to improve consistency and comparability.